Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,289,784
Proposed Maximum Offering Price per Unit	15.92
Maximum Aggregate Offering Price	$ 84,213,361.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,629.87
Offering Note	a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable by the registrant with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. b. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $15.92, which is the average of the high and low prices of the shares of the common shares on November 3, 2025 on the Nasdaq Global Select Market. c. The proposed maximum offering price per share of common stock will be determined from time to time in connection with, and at the time of, the sale by the holder of such common stock.